COST OF REVENUES	12 Months Ended
Dec. 31, 2014
COST OF REVENUES.
COST OF REVENUES

15. COST OF REVENUES

	For the years ended December 31,
	2012	2013	2014	2014
	(As Restated)	(As Restated)
	RMB	RMB	RMB	US$

VAT and business tax	169,283	276,497	365,762	58,950
Bandwidth costs	524,623	685,650	917,337	147,848
Depreciation and impairment of servers and other equipment	68,569	130,423	99,440	16,027
Content costs	829,534	1,432,409	2,017,158	325,107
	1,592,009	2,524,979	3,399,697	547,932